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                                    FORM 13F
                                 UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended     March, 31    , 1999.
                                              -----------------    --

Check here if Amendment [ ]; Amendment Number:
                                              ------------------

           This Amendment (Check only one):

               [ ] is a restatement

               [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:   Vontobel USA Inc.
     -------------------------------------------------------------------------

Address: 450 Park Avenue                New York          NY          10022
         ---------------------------------------------------------------------

Form 13F File Number: 28-4490
                       -------------------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph Mastoloni
      ------------------------------------------------------------
Title:   AVP / Compliance Officer
      ------------------------------------------------------------
Phone:  212-415-7051
      ------------------------------------------------------------

Signature, Place, and Date of Signing:
/s/  Joseph Mastoloni
------------------------------------------------------------------
(Signature)

New York, NY
------------------------------------------------------------------
(City, State)

May 14, 1999
------------------------------------------------------------------
(Date)


Report Type (check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Page 2 of 5
     -    -



                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:


Number of Other Included Managers:
           0
     ----------------------------------------------------------------
Form 13F Information Table Entry Total:
           31
     ----------------------------------------------------------------
Form 13F Information Table Value Total:
     $352,190 (thousands)
     --------------------

List of Other Included Managers:

   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   NONE
      -------------------------------------------------------------------------

                                    FORM 13F
                                                                 --------------
                                                                 (SEC USE ONLY)
                                                                 --------------

Page 3  of 5              Name of Reporting Manager Vontobel USA Inc.
    ---   ---                                      -----------------------------

                                                                                                           COLUMN 5:
COLUMN 1:                                    COLUMN 2:            COLUMN 3:                        SHARES OR    SH/PRN    Put/Call
NAME OF ISSUER                               TITLE                CUSIP            COLUMN 4:       PRINCIPAL
                                             OF CLASS             NUMBER            VALUE          AMOUNT
                                                                                  (x $1000)
AMERICAN INTL. GROUP INC.                    COM               026874107            18,666           154,740   SH
BERKSHIRE HATHAWAY INC DEL                   CL B              084670207               235               100   SH
CHUBB CORP.                                  COM               171232101            30,470           520,300   SH
COMMERCE GROUP INC. MASS                     COM               200641108             9,589           390,400   SH
DALLAS SEMICONDUCTOR CORP.                   COM               235204104            13,217           342,200   SH
ESG RE LTD                                   ORD               G31215109            13,049           822,000   SH
ETHAN ALLEN INTERIORS INC.                   COM               297602104             4,123            99,200   SH
FEDERAL NATIONAL MORTGAGE ASSOCIATION        COM               313586109            39,253           566,826   SH
GANNETT CO.                                  COM               364730101            16,193           257,034   SH
HORACE MANN EDUCATORS CORP NEW               COM               440327104            13,164           567,700   SH
KNIGHT RIDDER INC.                           COM               499040103            21,445           428,900   SH
MERCURY GENL CORP NEW                        COM               589400100            25,682           736,400   SH
OLD REPUBLIC INTERNATIONAL CORP.             COM               680223104            19,934         1,092,257   SH
ORION CAPITAL CORP.                          COM               686268103            18,120           579,850   SH


                                                                                                           COLUMN 7:
COLUMN 1:                                    COLUMN 6:                                                     OTHER
NAME OF ISSUER                               INVESTMENT DISCRETION                                         MANAGERS
                                             -------------------------------------------------------
                                              Sole
                                              Sole
                                              Sole
                                              Sole
                                              Sole
                                              Sole
                                              Sole
                                              Sole
                                              Sole
                                              Sole
                                              Sole
                                              Sole
                                              Sole
                                              Sole



COLUMN 1:                                    COLUMN 8:
NAME OF ISSUER                               VOTING AUTHORITY
                                             ----------------------------------------------------
                                             SOLE                    SHARED              NONE

                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *

         Copyright(C) 1992-1998. NRS Systems, Inc. (Portions of Software Only)
                                                                SEC 1685 (5/91)

                                    FORM 13F
                                                                 --------------
                                                                 (SEC USE ONLY)
                                                                 --------------

Page 4  of 5             Name of Reporting Manager Vontobel USA Inc.
    ---   ---                                      -----------------------------


                                                                                                           COLUMN 5:
COLUMN 1:                                  COLUMN 2:            COLUMN 3:                         SHARES OR      SH/PRN    Put/Call
NAME OF ISSUER                              TITLE                  CUSIP        COLUMN 4:         PRINCIPAL
                                            OF CLASS              NUMBER         VALUE            AMOUNT
                                                                                (x $1000)
PEPSICO INC.                                COM                713448108              157          4,000        SH
PEPSI BOTTLING GROUP INC                    COM                713409100            1,193         55,000        SH
PROVIDENT COMPANIES INC.                    COM                743862104           18,387        532,000        SH
SHERWIN WILLIAMS CO.                        COM                824348106           13,506        480,200        SH
UNUM CORP                                   COM                903192102           25,313        532,200        SH
VALSPAR CORP                                COM                920355104            3,030         96,000        SH
AEGON N.V.                                  ORD. AMER. REG.    007924103            5,780         64,309        SH
ALLIED IRISH BANKS PLC                      SPONS. ADR ORD.    019228402              452          4,600        SH
BP AMOCO PLC.                               AMERICAN SHARES    110889409            8,190         81,135        SH
ELAN PLC                                    ADR                284131208            9,870        141,500        SH
ITO YOKADO LTD.                             ADR NEW            465714301              399          6,000        SH
NOKIA CORP                                  SPONS. ADR         654902204            7,928         50,900        SH
ARGENTINA FUND INC                          COM                040112104            1,105        119,500        SH
CIA TELECOM CHILE SA                        SPONS. ADR         204449300              697         29,600        SH


                                                                                                          COLUMN 7:
COLUMN 1:                                    COLUMN 6:                                                    OTHER
NAME OF ISSUER                               INVESTMENT DISCRETION                                        MANAGERS
                                             -------------------------------------------------------
                                              Sole
                                              Sole
                                              Sole
                                              Sole
                                              Sole
                                              Sole
                                              Sole
                                              Sole
                                              Sole
                                              Sole
                                              Sole
                                              Sole
                                              Sole
                                              Sole



COLUMN 1:                                    COLUMN 8:
NAME OF ISSUER                               VOTING AUTHORITY
                                             ----------------------------------------------------
                                             SOLE                    SHARED              NONE

                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *

         Copyright(C) 1992-1998. NRS Systems, Inc. (Portions of Software Only)
                                                                SEC 1685 (5/91)

                                    FORM 13F
                                                                 --------------
                                                                 (SEC USE ONLY)
                                                                 --------------

Page 5  of 5              Name of Reporting Manager Vontobel USA Inc.
    ---   ---                                      -----------------------------


                                                                                                           COLUMN 5:
COLUMN 1:                                   COLUMN 2:           COLUMN 3:                     SHARES OR     SH/PRN    Put/Call
NAME OF ISSUER                              TITLE                CUSIP         COLUMN 4:      PRINCIPAL
                                            OF CLASS             NUMBER         VALUE          AMOUNT
                                                                               (x $1000)
ECI TELECOM LTD.                            ORD                268258100           1,194           34,100    SH
EMBOTELLADORA ANDINA SA                     SPONSORED ADR      29081P105             516           34,000    SH
FORMULA SYS 1985 LTD                        GDR RCPT S         346414105             848           33,000    SH
PANAMERICAN BEVERAGES INC.                  CL A               P74823108           1,589           90,500    SH
INDIA FD INC                                COM                454089103           1,326          141,418    SH
COCA-COLA FERNSA S.A. DE C.V.               SPON ADR REP L     191241108             688           42,200    SH
MEXICO FUND INC.                            COM                592835102             466           30,700    SH
GRUPO IUSACELL SA DE CV                     ADR REP. L SHS     40049W306             310           38,800    SH
PHILIPPINE LONG DISTANCE TEL.               SPONSORED ADR      718252604             996           38,500    SH
TELECOMUNICACOES BRASILEIRAS SA             SPON ADR PFD BLK   879287308           2,407           29,855    SH
YPF SOCIEDAD ANONIMA                        SPON ADR CL D      984245100           1,129           35,760    SH
GILAT SATELLITE NETWORKS LTD                ORD                M51474100             870           14,500    SH
MATAV-CABLE SYS MEDIA LTD                   SPONS ADR          576561104             704           25,600    SH




                                                                                                             COLUMN 7:
COLUMN 1:                                    COLUMN 6:                                                       OTHER
NAME OF ISSUER                               INVESTMENT DISCRETION                                           MANAGERS
                                             -------------------------------------------------------
                                              Sole
                                              Sole
                                              Sole
                                              Sole
                                              Sole
                                              Sole
                                              Sole
                                              Sole
                                              Sole
                                              Sole
                                              Sole
                                              Sole
                                              Sole
                                              Sole




COLUMN 1:                                    COLUMN 8:
NAME OF ISSUER                               VOTING AUTHORITY
                                             ----------------------------------------------------
                                             SOLE                    SHARED              NONE

                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *
                                              *

           Copyright(C) 1992-1998. NRS Systems, Inc. (Portions of Software Only)
                                                                SEC 1685 (5/91)